Document and Entity Information	Apr. 17, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 17, 2023
Entity File Number	0-15586
Entity Registrant Name	U.S. Neurosurgical Holdings, Inc.
Entity Central Index Key	0001089815
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	52-1842411
Entity Address, Address Line One	2400 Research Blvd,
Entity Address, Address Line Two	Suite 325
Entity Address, City or Town	Rockville
Entity Address, State or Province	MD
Entity Address, Postal Zip Code	20850
City Area Code	301
Local Phone Number	208-8998
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false